UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aegis Financial Corporation
           --------------------------------------------------
Address:   1100 North Glebe Road, Suite 1040
           --------------------------------------------------
           Arlington, Virginia  22201
           --------------------------------------------------

Form 13F File Number:  28-10411
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott L. Barbee
           -------------------------------------------------------
Title:     President
           -------------------------------------------------------
Phone:     (703) 528-7788
           -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee          Arlington, Virginia           May 15, 2012
----------------------     -----------------------      -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              65
                                               -------------

Form 13F Information Table Value Total:           $201,363
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

AEGIS FINANCIAL CORPORATION
FORM 13F INFORMATION TABLE 03-31-2012:

                                                                          SHS OR
                                 TITLE OF                     VALUE        PRN     SH/  PUT/  INVSTMNT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS            CUSIP      (X$1000)      AMT     PRN  CALL   DSCRTN   MGRS     SOLE    SHARED NONE
------------------------------   --------         ---------  --------   ---------  ---  ----  --------  -----  --------- ------ ----
AbitibiBowater Inc               COM              003687209   $4,121     288,603    SH        SOLE      NONE     288,603
Air Castle Ltd.                  COM              g0129k104   $9,150     747,578    SH        SOLE      NONE     747,578
Alliance One International Inc.  COM              018772103  $14,982   3,974,009    SH        SOLE      NONE   3,974,009
Alliance One International       NOTE 5.500%
  Inc.5.500% Due 07-15-14        07-15-14         018772AQ6   $1,874   1,900,000    PRN       SOLE      NONE   1,900,000
American International Group
  Inc. Warrant                   *W EXP 01/19/202 026874156   $1,986     186,682    SH        SOLE      NONE     186,682
American Pacific Corp.           COM              028740108   $5,217     693,802    SH        SOLE      NONE     693,802
American Safety Insurance        COM              G02995101   $8,454     448,466    SH        SOLE      NONE     448,466
Argo Group International
  Holdings Ltd.                  ORD              G0464B107     $278       9,301    SH        SOLE      NONE       9,301
Aspen Insurance Holdings -
  Preferred Stock                PFD PRP INC EQ   g05384113   $1,113      21,394    SH        SOLE      NONE      21,394
Aspen Insurance Holdings Ltd.    COM              G05384105   $8,473     303,250    SH        SOLE      NONE     303,250
Ballantyne Strong Inc.           COM              058516105     $461      86,743    SH        SOLE      NONE      86,743
Baltic Trading Limited           COM              Y0553W103     $786     189,441    SH        SOLE      NONE     189,441
Bassett Furniture Industries     COM              070203104  $10,668   1,159,612    SH        SOLE      NONE   1,159,612
Beazer Homes USA                 COM              07556Q105     $109      33,680    SH        SOLE      NONE      33,680
BKF Capital Group                COM              05548G102      $73      63,176    SH        SOLE      NONE      63,176
Bofi Holdings Inc.               COM              05566U108   $7,173     419,980    SH        SOLE      NONE     419,980
Bowl America Inc. - Class A      CL A             102565108     $237      17,522    SH        SOLE      NONE      17,522
Brandywine Realty Trust          SH BEN INT  NEW  105368203     $745      64,900    SH        SOLE      NONE      64,900
BRT Realty Trust                 SH BEN INT  NEW  055645303   $4,461     638,265    SH        SOLE      NONE     638,265
California First National Bank
  Corp.                          COM              130222102   $6,382     416,047    SH        SOLE      NONE     416,047
Century Casinos Inc.             COM              156492100   $3,205   1,116,754    SH        SOLE      NONE   1,116,754
CommonWealth REIT                COM SH BEN INT   203233101   $1,580      84,844    SH        SOLE      NONE      84,844
Core-Mark Hldgs                  COM              218681104   $5,458     133,328    SH        SOLE      NONE     133,328
CVR Energy Inc.                  COM              12662P108   $3,397     126,981    SH        SOLE      NONE     126,981
Delta Apparel Inc.               COM              247368103   $8,226     500,679    SH        SOLE      NONE     500,679
Duckwall-ALCO                    COM              264142100   $2,976     332,848    SH        SOLE      NONE     332,848
Endeavour International          COM NEW          29259G200     $830      70,011    SH        SOLE      NONE      70,011
Energy Partners Ltd.             COM NEW          29270U303   $9,167     551,885    SH        SOLE      NONE     551,885
Ensco Plc.                       SPONSORED ADR    29358Q109     $847      16,004    SH        SOLE      NONE      16,004
First Federal Northern Michigan
  Bancorp.                       COM              32021X105     $139      35,640    SH        SOLE      NONE      35,640
Fisher Communications Inc.       COM              337756209   $1,790      58,268    SH        SOLE      NONE      58,268
Frequency Electronics, Inc.      COM              358010106   $2,199     265,881    SH        SOLE      NONE     265,881
Frisch's Restaurants, Inc.       COM              358748101     $709      26,301    SH        SOLE      NONE      26,301
Genon Energy Inc.                COM              37244e107   $2,101   1,010,075    SH        SOLE      NONE   1,010,075
Globus Maritime                  COM              Y27265209   $1,460     286,242    SH        SOLE      NONE     286,242
Hardinge Inc.                    COM              412324303   $3,296     348,466    SH        SOLE      NONE     348,466
Homeowners Choice, Inc.          COM              43741E103   $1,628     128,214    SH        SOLE      NONE     128,214
Hornbeck Offshore Service        COM              440543106   $3,922      93,308    SH        SOLE      NONE      93,308
Horsehead Holdings               COM              440694305   $1,445     126,867    SH        SOLE      NONE     126,867
Ingram Micro Inc.                CL A             457153104   $6,531     351,900    SH        SOLE      NONE     351,900
Integrated Electrical
  Services, Inc.                 COM              45811E301     $560     145,501    SH        SOLE      NONE     145,501
J. Alexanders Corp.              COM              466096104   $1,024     121,310    SH        SOLE      NONE     121,310
LTX-Credence Corporation         COM NEW          502403207     $306      42,517    SH        SOLE      NONE      42,517
Lubys. Inc.                      COM              549282101   $1,948     320,903    SH        SOLE      NONE     320,903
Magnum Hunter Resources          COM              55973b102   $4,244     662,100    SH        SOLE      NONE     662,100
Noble Corp.                      NAMEN-AKT        H5833N103   $2,181      58,196    SH        SOLE      NONE      58,196
Patriot Coal Corporation         COM              70336t104   $2,465     395,000    SH        SOLE      NONE     395,000
Patterson-UTI Energy Inc.        COM              703481101   $1,753     101,400    SH        SOLE      NONE     101,400
PMC Commercial Trust             SH BEN INT       693434102     $931     108,720    SH        SOLE      NONE     108,720
Republic Airways Holdings        COM              760276105   $1,329     268,950    SH        SOLE      NONE     268,950
Sanmina-SCi Corp                 COM              800907206   $6,141     536,365    SH        SOLE      NONE     536,365
Sparton Corporation              COM              847235108   $1,062     110,674    SH        SOLE      NONE     110,674
StarTek, Inc.                    COM              85569C107     $927     423,417    SH        SOLE      NONE     423,417
Superior Industries
  International Inc.             COM              868168105   $3,592     183,833    SH        SOLE      NONE     183,833
SWS Group Inc.                   COM              78503N107   $2,445     427,513    SH        SOLE      NONE     427,513
Sypris Solutions Inc.            COM              871655106   $2,355     581,530    SH        SOLE      NONE     581,530
Tandy Brands Accessories Inc.    COM              875378101     $684     393,018    SH        SOLE      NONE     393,018
Tecumseh Products Company -
  Class A                        CL A             878895200   $1,897     471,834    SH        SOLE      NONE     471,834
Tecumseh Products Company -
  Class B                        CL B             878895101   $1,926     481,474    SH        SOLE      NONE     481,474
Tesoro Corp.                     COM              881609101   $7,375     274,787    SH        SOLE      NONE     274,787
Ultra Petrol Bahamas             COM              P94398107     $251     125,617    SH        SOLE      NONE     125,617
Unifi Inc.                       COM NEW          904677200     $737      76,273    SH        SOLE      NONE      76,273
Vestin Realty Mortgage I Inc.    COM              925490104      $29      26,809    SH        SOLE      NONE      26,809
Western Refining Inc.            COM              959319104   $1,860      98,850    SH        SOLE      NONE      98,850
White Mountains Insurance Group  COM              g9618e107   $5,689      11,339    SH        SOLE      NONE      11,339